TRANSITION PERIOD COMPARATIVE DATA - DSS HOLDINGS L.P. AND SUBSIDIARIES (Tables)	9 Months Ended
Dec. 31, 2018
DSS holding
Schedule of transition period comparative data

The Company is presenting audited consolidated financial statements for the nine months ended December 31, 2018. The following tables provide certain unaudited comparative financial information for the same period of the prior year.

Consolidated Statements of Operations

	For the Nine Months Ended
		December 31,
	December 31,	2017
	2018	(unaudited)
REVENUE – Net of amortization of time charter contracts acquired	$275,473,330	$209,799,333
OPERATING EXPENSES:
Vessel expenses	85,205,849	81,146,005
Voyage expenses	137,773,874	45,176,700
Depreciation and amortization expense	66,101,370	64,570,923
Loss on sale of vessels	19,970,075	—
General and administrative	11,383,536	10,683,180
Other corporate expenses	678,483	982,740
Management fees	—	319,203
Total operating expenses – Net	321,113,187	202,878,751
OPERATING (LOSS) INCOME	(45,639,857)	6,920,582
OTHER (EXPENSE) INCOME:
Interest expense	(28,097,188)	(25,172,327)
Other income	1,223,207	977,846
Total other expense – Net	(26,873,981)	(24,194,481)
Net (loss) income	(72,513,838)	(17,273,899)
Less: Net (loss) income attributable to noncontrolling interest	(134,987)	(440,325)
Net (loss) income attributable to DSS Holdings L.P.	$(72,378,851)	$(16,833,574)

Consolidated Statements of Cash Flows

	For the Nine Months Ended
		December 31,
	December 31,	2017
	2018	(unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(72,513,838)	$(17,273,899)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	66,101,370	64,570,923
Loss on sale of vessels	19,970,075	—
Amortization of deferred financing charges	2,494,404	2,129,247
Amortization of time charter hire contracts acquired	180,913	180,913
Loss on disposal of vessel equipment	34,058	197,179
Realized gain from recouponing swaps	(895,825)	—
Changes in assets and liabilities:
Decrease in Due from charterers	11,908,313	1,221,567
Decrease (increase) in Inventories	1,979,810	(7,847,511)
Decrease in Prepaid expenses and other current assets	2,351,370	(3,370,304)
Cash paid for drydocking	(17,746,399)	(12,972,495)
Decrease in Pool working capital contributions	2,027,640	1,239,719
Dividend received from equity method investment	—
Decrease in Other noncurrent assets	(9,420)	(728,614)
Increase in Accounts payable and accrued expenses	5,993,623	5,292,829
Increase (decrease) in Deferred charter hire	1,610,875	(964,936)
Net cash provided by operating activities	23,486,969	31,674,618
CASH FLOWS FROM INVESTING ACTIVITIES:
Maturities of time deposits	—	52,529,919
Proceeds from sale of vessels	34,889,810	—
Payments for vessel additions	(4,699,777)	(2,290,546)
Payments for other property	(527,513)	(411,351)
Acquisition costs	(1,654,395)	—
Net cash provided by investing activities	28,008,125	49,828,022
CASH FLOWS FROM FINANCING ACTIVITIES:
Principal payments on long-term debt	(79,636,370)	(55,779,370)
Borrowings on revolving credit facilities	26,532,258
Repayments on revolving credit facilities	(1,209,677)	—
Cash received from recouponing swaps	6,813,000	—
Proceeds from partner’s contribution in subsidiary	49,000	980,000
Payments for deferred financing costs	(225,000)	(12,909)
Net cash used in financing activities	(47,676,789)	(54,812,279)
Net increase in cash, cash equivalents and restricted cash	3,818,305	26,690,361
Cash, cash equivalents and restricted cash – Beginning of period	84,339,584	69,350,323
Cash, cash equivalents and restricted cash – End of period	$88,157,889	$96,040,684
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$25,753,555	$22,698,172
Capital items recorded in Accounts payable and accrued expenses	$33,724	$—